Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$385,348,126.85	0.9931653	$360,947,252.52	0.9302764	$24,400,874.33
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$518,418,126.85	0.4434449	$494,017,252.52	0.4225729	$24,400,874.33

Weighted Avg. Coupon (WAC)	3.06%		3.06%
Weighted Avg. Remaining Maturity (WARM)	39.31		38.41
Pool Receivables Balance	$574,500,122.45		$549,327,008.28
Remaining Number of Receivables	45,097		44,232

Adjusted Pool Balance	$559,186,372.32		$534,785,497.99

III. COLLECTIONS

Principal:
Principal Collections	$23,766,943.44
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$520,682.09
Total Principal Collections	$24,287,625.53

Interest:
Interest Collections	$1,477,065.54
Late Fees & Other Charges	$54,064.25
Interest on Repurchase Principal	$-
Total Interest Collections	$1,531,129.79

Collection Account Interest	$6,920.36
Reserve Account Interest	$965.80
Servicer Advances	$-

Total Collections	$25,826,641.48

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$25,826,641.48
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,826,641.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$478,750.10	$-	$478,750.10	478,750.10
Collection Account Interest					$6,920.36
Late Fees & Other Charges					$54,064.25
Total due to Servicer					$539,734.71

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$359,658.25		$359,658.25
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$452,799.58		$452,799.58	452,799.58

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$24,729,018.19

7. Regular Principal Distribution Amount:					24,400,874.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$24,400,874.33
Class A-4 Notes				$-
Class A Notes Total:		$24,400,874.33		$24,400,874.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$24,400,874.33		$24,400,874.33

8. Required Deposit to Reserve Account	0.00

9. Trustee Expenses	0.00

10. Remaining Available Collections Released to Certificateholder	328,143.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,313,750.13
Beginning Period Amount	$15,313,750.13
Current Period Amortization	$772,239.84
Ending Period Required Amount	$14,541,510.29
Ending Period Amount	$14,541,510.29
Next Distribution Date Required Amount	$13,790,044.50

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	7.29%	7.62%	7.62%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.58%	43,603	98.03%	$538,499,596.53
30 - 60 Days	1.09%	481	1.47%	$8,085,002.78
61 - 90 Days	0.27%	121	0.41%	$2,229,895.45
91-120 Days	0.06%	26	0.09%	$498,324.07
121 + Days	0.00%	1	0.00%	$14,189.45
Total		44,232		$549,327,008.28

Delinquent Receivables 30+ Days Past Due
Current Period	1.42%	629	1.97%	$10,827,411.75
1st Preceding Collection Period	1.42%	640	1.94%	$11,169,316.60
2nd Preceding Collection Period	1.37%	627	1.87%	$11,243,184.23
3rd Preceding Collection Period	1.35%	633	1.82%	$11,364,278.93
Four-Month Average	1.39%		1.90%

Repossession in Current Period		55		$711,900.02
Repossession Inventory		102		$587,524.75

Current Charge-Offs
Gross Principal of Charge-Offs				$1,406,170.73
Recoveries				$(520,682.09)
Net Loss				$885,488.64

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.85%

Average Pool Balance for Current Period				$561,913,565.37

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.89%
1st Preceding Collection Period				1.16%
2nd Preceding Collection Period				1.28%
3rd Preceding Collection Period				0.95%
Four-Month Average				1.32%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	93	1,654	$26,464,403.85
Recoveries	64	1,384	$(13,075,704.35)
Net Loss			$13,388,699.50
Cumulative Net Loss as a % of Initial Pool Balance			1.08%

Net Loss for Receivables that have experienced a Net Loss *	80	1,323	$13,401,445.72
Average Net Loss for Receivables that have experienced a Net Loss			$10,129.59

Principal Balance of Extensions			$2,479,209.71
Number of Extensions			130

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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